COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands			12 Months Ended
	Mar. 15, 2021	Apr. 11, 2020	Dec. 31, 2022	Dec. 31, 2021
Commitments And Contingencies Disclosure [Line Items]
Litigation claims			$ 0	$ 0
Paycheck Protection Program Loan [Member]
Commitments And Contingencies Disclosure [Line Items]
Proceeds from Loans	$ 2,000	$ 6,600